DUE TO BANKS AND CORRESPONDENTS	12 Months Ended
Dec. 31, 2021
DUE TO BANKS AND CORRESPONDENTS [Abstract]
DUE TO BANKS AND CORRESPONDENTS
15	DUE TO BANKS AND CORRESPONDENTS

a)	This item consists of the following:

	2021	2020
	S/(000)	S/(000)

International funds and others (b)	3,519,453	2,710,224
Promotional credit lines (c)	3,592,008	3,203,263
	7,111,461	5,913,487
Interest payable	101,485	64,770
Total	7,212,946	5,978,257

b)	This item consists of the following:

	2021	2020
	S/(000)	S/(000)

Bank of America	920,036	–
Wells Fargo Bank NY (i)	677,790	181,050
Corporación Financiera de Desarrollo (COFIDE)	563,136	624,480
Citibank N.A (ii)	398,700	362,100
Banco de la Nación	185,000	260,000
Scotiabank Perú S.A.A.	180,198	100,000
Bancoldex	174,145	118,516
Banco BBVA Perú	119,900	107,900
Bancolombia S.A.	51,743	28,008
The Toronto Dominion Bank	–	271,575
Bank of New York Mellon (iii)	–	181,051
Sumitomo Mitsui Banking Corporation (iv)	–	181,050
Bankinter	–	72,420
Other minors than S/49.2 million	248,805	222,074
Total	3,519,453	2,710,224

As of December 31, 2021, the loans have maturities between enero de 2022 y marzo de 2032 (between January 2021 and March 2032, as of December 31, 2020) and accrue interest in soles currency at rates that fluctuate between 1.15 percent and 7.53 percent and accrue interest in foreign currency at rates that fluctuate between 0.40 percent and 8.30 percent (between 0.92 percent and 4.30 percent and between 0.40 percent and 8.30 percent, as of December 31, 2020).

(i)
As of December 31, 2021, the loan amounting to US$10.0 million matured, which was covered by an interest rate swap (IRS) agreed and due in 2021, for a nominal amount equal to the principal and equal maturities, said loan was economically converted to a fixed rate.

(ii)
As of December 31, 2021, the loan amounting to US$100.0 million (US$100.0 million equivalent to S/362.1 million, as of December 31, 2020) matured, which was covered by an interest rate swap (IRS) for a nominal amount equal to the principal and the same maturity, note 13(c), said loan was economically converted to a fixed rate.

(iii)
As of December 31, 2021, the loan amounting to US$50.0 million (US$50.0 million equivalent to S/181.1 million, as of December 31, 2020) matured, which was covered by an interest rate swap (IRS) for nominal amounts equal to the principal and equal maturities, note 13(c), said loans were converted economically at a fixed rate.

(iv)
As of December 31, 2021, the loan amounting to US$50.0 million (US$50.0 million equivalent to S/181.1 million, as of December 31, 2020) matured, which was covered by an interest rate swap (IRS) for a nominal amount equal to the principal and the same maturity, note 13(c), said loan was economically converted to a fixed rate.

c)
Promotional credit lines represent loans granted by Corporación Financiera de Desarrollo and Fondo de Cooperación para el Desarrollo Social (COFIDE and FONCODES for their Spanish acronyms, respectively) to promote the development of Perú, they mature between January 2022 and January 2032 and bear annual interest in soles at rates that fluctuate between 6.0 percent and 7.60 percent and interest in foreign currency 7.75 percent at December 31, 2021 (between January 2021 and July 2029 and with annual interest in soles between 3.98 percent and 7.25 percent and interest in foreign currency 6.40 percent at December 31, 2020). These credit lines are secured by a loan portfolio totaling S/3,592.0 million and S/3,203.3 million, at December 31, 2021 and December 31, 2020, respectively.

d)	The following table presents the maturities of due to banks and correspondents at December 31, 2021 and 2020 based on the period remaining to maturity:

	2021	2020
	S/(000)	S/(000)

Up to 3 months	1,786,693	2,343
From 3 months to 1 year	1,255,291	1,854,351
From 1 to 3 years	1,091,482	819,991
From 3 to 5 years	781,547	601,258
More than 5 years	2,196,448	2,635,544
Total	7,111,461	5,913,487

e)
As of December 31, 2021 and 2020, lines of credit granted by various local and foreign financial institutions, to be used for future operating activities total S/7,111.5 million and S/5,913.5 million, respectively.

f)
Certain debts to banks, correspondents and other entities include specific agreements on how the funds received should be used, the financial conditions that the Bank must maintain, as well as other administrative matters. In Management’s opinion, these specific agreements have been fulfilled by the Bank as of December 31, 2021 and 2020.